UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21784

Name of Fund: BlackRock Enhanced Dividend AchieversTM Trust (BDJ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Enhanced Dividend AchieversTM Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2009

Date of reporting period: 11/01/2008 – 01/31/2009

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2009 (Unaudited)	BlackRock Enhanced Dividend Achievers™ Trust (BDJ)
(Percentages shown are based on Net Assets)

Shares	Common Stocks	Value

	Aerospace & Defense—0.6%
22,800	General Dynamics Corp.	$1,293,444
38,200	United Technologies Corp.	1,833,218

		3,126,662

	Basic Materials—1.1%
85,750	PPG Industries, Inc.	3,222,485
250,900	RPM International, Inc.	3,088,579

		6,311,064

	Building & Development—0.1%
108,200	Masco Corp.	846,124

	Consumer Products—25.4%
827,000	Altria Group, Inc. (a)	13,678,580
68,900	Clorox Co.	3,455,335
643,225	Coca-Cola Co. (The)	27,478,572
55,000	Colgate-Palmolive Co.	3,577,200
108,925	Harley-Davidson, Inc.	1,326,707
470,400	Home Depot, Inc.	10,127,712
198,000	Kimberly-Clark Corp.	10,191,060
318,200	McDonald’s Corp.	18,461,964
174,600	PepsiCo, Inc.	8,770,158
544,700	Philip Morris International, Inc. (a)	20,235,605
225,600	Procter & Gamble Co.	12,295,200
80,800	Stanley Works (The)	2,525,808
73,961	Universal Corp.	2,261,727
83,550	Wal-Mart Stores, Inc.	3,936,876

		138,322,504

	Energy—15.5%
81,000	Atmos Energy Corp. (a)	1,988,550
469,100	Chevron Corp.	33,080,932
421,800	Consolidated Edison, Inc.	17,188,350
93,400	ExxonMobil Corp.	7,143,232
66,700	FPL Group, Inc.	3,438,385
92,000	Integrys Energy Group, Inc.	3,841,000
415,450	Progress Energy, Inc.	16,086,224
79,000	Vectren Corp.	2,037,410

		84,804,083

	Financial Institutions—15.0%
78,100	Associated Banc-Corp	1,222,265
1,019,600	Bank of America Corp.	6,708,968
440,700	BB&T Corp. (b)	8,721,453
581,700	Citigroup, Inc.	2,065,035
321,600	Comerica, Inc.	5,357,856
97,200	FirstMerit Corp.	1,571,724
149,700	FNB Corp.	1,184,127
404,800	Fulton Financial Corp.	2,841,696
95,700	Marshall & Ilsley Corp.	546,447
94,000	Mercury General Corp.	3,641,560
27,600	Northern Trust Corp.	1,587,552
229,900	Pinnacle West Capital Corp.	7,694,753
27,000	State Street Corp.	628,290
129,000	SunTrust Banks, Inc.	1,581,540
487,000	Synovus Financial Corp.	1,928,520
80,000	T. Rowe Price Group, Inc.	2,206,400
820,750	U.S. Bancorp	12,179,930
103,700	Valley National Bancorp	1,350,174
985,740	Wells Fargo & Co.	18,630,486

		81,648,776

	Health Care—17.7%
457,450	Abbott Laboratories	25,361,028
569,300	Eli Lilly & Co.	20,961,626
35,700	Hill-Rom Holdings, Inc.	502,656
381,225	Johnson & Johnson (a)	21,992,870
41,500	Medtronic, Inc.	1,389,835
1,796,000	Pfizer, Inc.	26,185,680

		96,393,695

	Industrials—8.3%
226,200	3M Co.	12,167,298
210,600	Caterpillar, Inc.	6,497,010
204,300	Emerson Electric Co.	6,680,610

Shares	Common Stocks	Value

	Industrials— (cont’d)
1,385,125	General Electric Co.	$16,801,566
235,300	Leggett & Platt, Inc.	2,938,897

		45,085,381

	Media—0.1%
113,000	New York Times Co. (The), Class A	561,610

	Real Estate Investment Trust—1.8%
142,800	Duke Realty Corp.	1,315,188
71,000	HCP, Inc.	1,657,140
69,900	Kimco Realty Corp.	1,005,162
144,700	Lexington Realty Trust	641,021
50,900	Liberty Property Trust	1,018,000
128,700	Realty Income Corp. (b)	2,480,049
32,350	Vornado Realty Trust	1,643,704

		9,760,264

	Technology—3.5%
100,460	Automatic Data Processing, Inc.	3,649,712
61,800	International Business Machines Corp.	5,663,970
159,300	Linear Technology Corp.	3,730,806
263,600	Pitney Bowes, Inc.	5,867,736

		18,912,224

	Telecommunications—7.1%
1,115,700	AT&T Inc.	27,468,534
424,300	CenturyTel, Inc.	11,515,502

		38,984,036

	Total Long-Term Investments (Cost—$869,185,707)—96.2%	524,756,423

Shares/Beneficial Interest	Short-Term Securities

	Money Market Fund—5.3%
24,076,976	BlackRock Liquidity Funds, TempFund, 1.25%(c)(d)	24,076,976
4,863,000	BlackRock Liquidity Series, LLC, Money Market Series, 0.60%(c)(d)(e)	4,863,000

	Total Short-Term Securities (Cost—$28,939,976)—5.3%	28,939,976

Contracts	Options Purchased

	Exchange-Traded Call Options Purchased—0.0%
2,000	Bank of America Corp., strike price $19, expires 02/23/09	3,000
1,000	Fifth Third Bancorp, strike price $7.50, expires 02/23/09	5,000
150	State Street Corp., strike price $45, expires 02/23/09	750

	Total Options Purchased (Cost—$18,900)—0.0%	8,750

	Total Investments Before Outstanding Options Written
	(Cost—$898,144,583*)—101.5%	553,705,149

	Options Written

	Exchange-Traded Call Options Written—(0.6)%
(630)	3M Co., strike price $60, expires 03/23/09	(33,075)
(600)	3M Co., strike price $65, expires 04/20/09	(15,000)
(500)	Abbott Laboratories, strike price $55, expires 03/23/09	(126,250)
(2,520)	Abbott Laboratories, strike price $57.50, expires 02/23/09	(138,600)
(2,000)	Altria Group, Inc., strike price $16, expires 02/23/09	(166,000)
(660)	Altria Group, Inc., strike price $17, expires 03/23/09	(35,310)
(940)	Altria Group, Inc., strike price $18, expires 03/23/09	(20,680)
(145)	Associated Banc-Corp, strike price $22.50, expires 03/23/09	(1,812)

1	JANUARY 31, 2009

Schedule of Investments (continued)	BlackRock Enhanced Dividend Achievers™ Trust (BDJ)
(Percentages shown are based on Net Assets)

Contracts	Options Written	Value

	Exchange-Traded Call Options Written— (cont’d)
(280)	Associated Banc-Corp, strike price $25, expires 03/23/09	$(7,000)
(550)	AT&T Inc., strike price $28, expires 02/23/09	(3,575)
(1,000)	AT&T Inc., strike price $28, expires 04/20/09	(53,500)
(1,100)	AT&T Inc., strike price $29, expires 03/23/09	(17,050)
(3,500)	AT&T Inc., strike price $31, expires 02/23/09	(3,500)
(1,000)	Bank of America Corp., strike price $16, expires 05/18/09	(12,000)
(2,000)	Bank of America Corp., strike price $22.50, expires 02/23/09	(4,000)
(1,000)	BB&T Corp., strike price $25, expires 03/23/09	(65,000)
(180)	BB&T Corp., strike price $27.50, expires 03/23/09	(5,400)
(450)	BB&T Corp., strike price $32.50, expires 03/23/09	(3,375)
(660)	Caterpillar, Inc., strike price $40, expires 02/23/09	(1,980)
(500)	Caterpillar, Inc., strike price $45, expires 02/23/09	(1,000)
(1,040)	CenturyTel, Inc., strike price $30, expires 02/23/09	(26,000)
(200)	CenturyTel, Inc., strike price $30, expires 03/23/09	(9,500)
(690)	CenturyTel, Inc., strike price $30, expires 04/20/09	(53,475)
(1,100)	Chevron Corp., strike price $75, expires 03/23/09	(217,250)
(850)	Chevron Corp., strike price $80, expires 02/23/09	(6,375)
(630)	Chevron Corp., strike price $80, expires 03/23/09	(45,675)
(796)	Citigroup, Inc., strike price $11, expires 03/23/09	(1,194)
(230)	Clorox Co., strike price $50, expires 03/23/09	(59,800)
(150)	Clorox Co., strike price $55, expires 03/23/09	(10,125)
(600)	Coca-Cola Co. (The), strike price $45, expires 03/23/09	(54,000)
(1,870)	Coca-Cola Co. (The), strike price $47.50, expires 02/23/09	(14,025)
(400)	Coca-Cola Co. (The), strike price $47.50, expires 03/23/09	(12,000)
(300)	Colgate-Palmolive Co., strike price $70, expires 02/23/09	(4,500)
(910)	Comerica, Inc., strike price $20, expires 03/23/09	(84,175)
(410)	Comerica, Inc., strike price $22.50, expires 03/23/09	(18,450)
(250)	Comerica, Inc., strike price $25, expires 02/23/09	(2,500)
(200)	Comerica, Inc., strike price $30, expires 04/20/09	(3,000)
(1,000)	Consolidated Edison, Inc., strike price $40, expires 02/23/09	(112,500)
(250)	Duke Realty Corp., strike price $12.50, expires 03/23/09	(8,125)
(600)	Eli Lilly & Co., strike price $40, expires 03/23/09	(51,000)
(1,300)	Eli Lilly & Co., strike price $40, expires 04/20/09	(165,750)
(250)	Emerson Electric Co., strike price $40, expires 02/23/09	(1,875)
(100)	Emerson Electric Co., strike price $40, expires 03/23/09	(3,250)

Contracts	Options Written	Value

	Exchange-Traded Call Options Written— (cont’d)
(26)	ExxonMobil Corp., strike price $80, expires 03/23/09	$(8,242)
(296)	ExxonMobil Corp., strike price $85, expires 02/23/09	(4,440)
(38)	ExxonMobil Corp., strike price $85, expires 03/23/09	(3,496)
(150)	ExxonMobil Corp., strike price $85, expires 04/20/09	(27,150)
(1,000)	Fifth Third Bancorp, strike price $15, expires 02/23/09	(5,000)
(120)	FirstMerit Corp., strike price $25, expires 03/23/09	(2,400)
(400)	FNB Corp., strike price $15, expires 02/23/09	(10,000)
(200)	FNB Corp., strike price $15, expires 05/18/09	(5,000)
(180)	FPL Group, Inc., strike price $60, expires 03/23/09	(2,700)
(125)	General Dynamics Corp., strike price $60, expires 02/23/09	(9,063)
(1,000)	General Electric Co., strike price $19, expires 02/23/09	(1,500)
(2,000)	General Electric Co., strike price $19, expires 03/23/09	(12,000)
(220)	Harley-Davidson, Inc., strike price $15, expires 03/23/09	(13,200)
(150)	HCP, Inc., strike price $30, expires 04/20/09	(15,000)
(1,230)	Home Depot, Inc., strike price $25, expires 03/23/09	(52,890)
(280)	Home Depot, Inc., strike price $27.50, expires 02/23/09	(560)
(250)	Integrys Energy Group, Inc., strike price $45, expires 02/23/09	(7,500)
(250)	Integrys Energy Group, Inc., strike price $45, expires 03/23/09	(22,500)
(100)	International Business Machines Corp., strike price $90, expires 02/23/09	(38,000)
(250)	International Business Machines Corp., strike price $95, expires 03/23/09	(80,000)
(1,350)	Johnson & Johnson, strike price $60, expires 03/23/09	(114,750)
(400)	Johnson & Johnson, strike price $65, expires 04/20/09	(14,000)
(500)	Kimberly-Clark Corp., strike price $55, expires 02/23/09	(10,000)
(490)	Kimberly-Clark Corp., strike price $55, expires 03/23/09	(31,850)
(100)	Kimberly-Clark Corp., strike price $70, expires 04/20/09	(500)
(1,300)	Leggett & Platt, Inc., strike price $15, expires 03/23/09	(26,000)
(280)	Liberty Property Trust, strike price $20, expires 03/23/09	(75,600)
(425)	Linear Technology Corp., strike price $25, expires 03/23/09	(31,875)
(250)	Marshall & Ilsley Corp., strike price $17.50, expires 03/23/09	(2,500)
(95)	Masco Corp., strike price $12.50, expires 02/23/09	(475)
(300)	Masco Corp., strike price $12.50, expires 04/20/09	(2,250)
(100)	McDonald’s Corp., strike price $60, expires 03/23/09	(15,000)
(850)	McDonald’s Corp., strike price $62.50, expires 03/23/09	(59,500)
(815)	McDonald’s Corp., strike price $65, expires 02/23/09	(6,112)

JANUARY 31, 2009	2

Schedule of Investments (continued)	BlackRock Enhanced Dividend Achievers™ Trust (BDJ)
(Percentages shown are based on Net Assets)

Contracts	Options Written	Value

	Exchange-Traded Call Options Written— (cont’d)
(120)	Medtronic, Inc., strike price $35, expires 02/23/09	$(7,500)
(110)	Medtronic, Inc., strike price $37.50, expires 03/23/09	(4,950)
(250)	New York Times Co. (The), Class A, strike price $10, expires 04/20/09	(2,500)
(150)	Northern Trust Corp., strike price $60, expires 03/23/09	(71,250)
(300)	PepsiCo, Inc., strike price $55, expires 03/23/09	(18,000)
(400)	PepsiCo, Inc., strike price $57.50, expires 02/23/09	(3,000)
(260)	PepsiCo, Inc., strike price $60, expires 02/23/09	(1,300)
(1,000)	Pfizer, Inc., strike price $19, expires 03/23/09	(2,500)
(2,525)	Pfizer, Inc., strike price $20, expires 03/23/09	(6,313)
(1,900)	Philip Morris International, Inc., strike price $45, expires 02/23/09	(14,250)
(300)	Philip Morris International, Inc., strike price $45, expires 03/23/09	(5,250)
(250)	Pinnacle West Capital Corp., strike price $35, expires 02/23/09	(6,875)
(525)	Pinnacle West Capital Corp., strike price $35, expires 03/23/09	(42,000)
(950)	Pitney Bowes, Inc., strike price $25, expires 03/23/09	(35,625)
(250)	Pitney Bowes, Inc., strike price $30, expires 04/20/09	(2,500)
(100)	PPG Industries, Inc., strike price $45, expires 03/23/09	(2,500)
(250)	Procter & Gamble Co., strike price $60, expires 03/23/09	(12,500)
(360)	Procter & Gamble Co., strike price $62.50, expires 03/23/09	(5,400)
(250)	Procter & Gamble Co., strike price $62.50, expires 04/20/09	(11,250)
(700)	Progress Energy, Inc., strike price $40, expires 03/23/09	(73,500)
(500)	Progress Energy, Inc., strike price $45, expires 04/20/09	(10,000)
(700)	Realty Income Corp., strike price $22.50, expires 03/23/09	(43,750)
(255)	Stanley Works (The), strike price $35, expires 03/23/09	(16,575)
(190)	Stanley Works (The), strike price $37.50, expires 02/23/09	(1,900)
(150)	State Street Corp., strike price $30, expires 03/23/09	(17,625)
(150)	State Street Corp., strike price $50, expires 02/23/09	(750)
(1,000)	Synovus Financial Corp., strike price $10, expires 02/23/09	(10,000)
(220)	T. Rowe Price Group, Inc., strike price $35, expires 03/23/09	(13,750)
(220)	T. Rowe Price Group, Inc., strike price $40, expires 04/20/09	(7,700)
(1,000)	U.S. Bancorp, strike price $17.50, expires 03/23/09	(90,000)
(1,000)	U.S. Bancorp, strike price $32.50, expires 03/23/09	(5,000)
(100)	United Technologies Corp., strike price $50, expires 03/23/09	(16,250)
(113)	United Technologies Corp., strike price $55, expires 02/23/09	(565)
(100)	Universal Corp., strike price $35, expires 03/23/09	(5,750)
(200)	Universal Corp., strike price $40, expires 02/23/09	(2,000)

Contracts	Options Written	Value

	Exchange-Traded Call Options Written— (cont’d)
(30)	Universal Corp., strike price $40, expires 05/18/09	$(1,350)
(570)	Valley National Bancorp, strike price $15, expires 03/23/09	(28,500)
(175)	Vornado Realty Trust, strike price $70, expires 02/23/09	(6,125)
(120)	Wal-Mart Stores, Inc., strike price $57.50, expires 03/23/09	(1,080)
(1,000)	Wells Fargo & Co., strike price $20, expires 03/23/09	(227,500)
(557)	Wells Fargo & Co., strike price $23, expires 03/23/09	(69,625)
(1,750)	Wells Fargo & Co., strike price $35, expires 02/23/09	(8,750)

	Total Exchange-Traded Call Options Written	(3,303,212)

	Over-the-Counter Call Options Written—(0.1)%
(189,000)	Altria Group, Inc., strike price $17.41, expires 04/17/09, broker Goldman Sachs & Co.	(97,240)
(19,000)	Atmos Energy Corp., strike price $24.21, expires 02/20/09, broker Citigroup Global Markets	(10,758)
(25,000)	Atmos Energy Corp., strike price $25, expires 03/20/09, broker Citigroup Global Markets	(12,935)
(550)	Automatic Data Processing, Inc., strike price $41.75, expires 02/25/09, broker Jefferies & Co., Inc.	(10,664)
(40,000)	CenturyTel, Inc., strike price $26.75, expires 02/03/09, broker UBS Securities LLC	(24,696)
(61,000)	Coca-Cola Co. (The), strike price $46, expires 03/30/09, broker Citigroup Global Markets	(42,517)
(60,000)	Consolidated Edison, Inc., strike price $43, expires 03/20/09, broker Deutsche Bank Securities	(15,894)
(72,000)	Consolidated Edison, Inc., strike price $43, expires 03/31/09, broker Citigroup Global Markets	(38,362)
(535)	Duke Realty Corp., strike price $14, expires 02/25/09, broker Jefferies & Co., Inc.	(3,113)
(63,000)	Eli Lilly & Co., strike price $40, expires 02/20/09, broker UBS Securities LLC	(18,095)
(625)	Eli Lilly & Co., strike price $42.50, expires 03/06/09, broker Jefferies & Co., Inc.	(12,698)
(250)	Emerson Electric Co., strike price $37, expires 03/25/09, broker UBS Securities LLC	(22,370)
(28,000)	Emerson Electric Co., strike price $37.83, expires 02/02/09, broker UBS Securities LLC	(3)
(250)	Emerson Electric Co., strike price $39, expires 02/25/09, broker Jefferies & Co., Inc.	(3,555)
(18,500)	FPL Group, Inc., strike price $52, expires 02/17/09, broker Citigroup Global Markets	(20,612)
(2,000)	General Electric Co., strike price $15, expires 03/27/09, broker Jefferies & Co., Inc.	(74,940)
(240)	HCP, Inc., strike price $27.50, expires 03/30/09, broker Barclays Capital, Inc.	(26,004)
(195)	Hill-Rom Holdings, Inc., strike price $16.25, expires 03/25/09, broker UBS Securities LLC	(3,386)
(25,300)	Integrys Energy Group, Inc., strike price $47.50, expires 02/02/09, broker UBS Securities LLC	—

3	JANUARY 31, 2009

Schedule of Investments (continued)	BlackRock Enhanced Dividend Achievers™ Trust (BDJ)
(Percentages shown are based on Net Assets)

Contracts	Options Written	Value

	Over-the-Counter Call Options Written— (cont’d)
(350)	Johnson & Johnson, strike price $62, expires 02/17/09, broker Jefferies & Co., Inc.	$(4,368)
(250)	Kimco Realty Corp., strike price $25, expires 02/25/09, broker Jefferies & Co., Inc.	(344)
(450)	Linear Technology Corp., strike price $24, expires 02/25/09, broker Jefferies & Co., Inc.	(28,989)
(26,000)	Mercury General Corp., strike price $49.58, expires 02/05/09, broker UBS Securities LLC	(70)
(280,000)	Pfizer, Inc., strike price $19.05, expires 02/20/09, broker Deutsche Bank Securities	(2,317)
(48,900)	Pinnacle West Capital Corp., strike price $31.03, expires 02/24/09, broker UBS Securities LLC	(123,473)
(585)	Progress Energy, Inc., strike price $41, expires 03/30/09, broker Jefferies & Co., Inc.	(41,003)
(50,000)	Progress Energy, Inc., strike price $43.50, expires 02/13/09, broker Citigroup Global Markets	(1,485)
(250)	RPM International, Inc., strike price $13.50, expires 03/25/09, broker Barclays Capital, Inc.	(6,852)
(43,500)	Vectren Corp., strike price $27.50, expires 03/11/09, broker Citigroup Global Markets	(34,578)
(110,000)	Wells Fargo & Co., strike price $33, expires 02/27/09, broker Goldman Sachs & Co.	(1,002)

	Total Over-the-Counter Call Options Written	(682,323)

	Total Options Written (Premiums Received $9,890,896)—(0.7)%	(3,985,535)

	Total Investments Net of Outstanding Options Written—100.8%	549,719,614
	Liabilities in Excess of Other Assets—(0.8)%	(4,508,189)

	Net Assets—100.0%	$545,211,425

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$922,543,399

Gross unrealized appreciation	$1,727,591
Gross unrealized depreciation	(370,565,841)

Net unrealized depreciation	$(368,838,250)

(a)	Security, or a portion thereof, pledged as collateral for outstanding options written.

(b)	Security, or a portion of security, is on loan.

(c)	Represents current yield as of report date.

(d)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund	24,076,976	$21,960
BlackRock Liquidity Series, LLC, Money Market Series	(16,711,000)	$1,560

(e)	Security purchased with the cash proceeds from securities loans.

•

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

•

Effective November 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments**

	Assets	Assets	Liabilities

Level 1	$548,833,399	$8,750	$(3,303,212)
Level 2	4,863,000	—	(682,323)
Level 3	—	—	—

Total	$553,696,399	$8,750	$(3,985,535)

**	Other financial instruments are options contracts.

JANUARY 31, 2009	4

Item 2 – Controls and Procedures

2 (a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2 (b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Enhanced Dividend AchieversTM Trust

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Enhanced Dividend AchieversTM Trust

Date: March 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Dividend AchieversTM Trust

Date: March 25, 2009

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Enhanced Dividend AchieversTM Trust

Date: March 25, 2009